Transamerica Multi-Managed Balanced VP

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

The following replaces the information in the Prospectus and Summary Prospectus relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment adviser and Aegon USA Investment Management, LLC continues to serve as the portfolio’s other sub-adviser.

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Aryeh Glatter, Portfolio Manager since 2014
Tim Snyder, CFA, Portfolio Manager since 2013
Raffaele Zingone, CFA, Portfolio Manager since 2011
Steven G. Lee, Portfolio Manager since 2014

The following replaces the information in the Prospectus relating to J.P. Morgan Investment Management Inc. under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Aryeh Glatter	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2014; Employee of J.P. Morgan Investment Management Inc. since 2011; Executive Director; Member of the Large Cap Value Team within the U.S. Equity Group; Portfolio Manager at AllianceBernstein from 2000 to 2009

Tim Snyder, CFA	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Member of the Structured Equity Team; Specialties include enhanced index strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2011; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Head of the U.S. Structured Equity Group; Specialties include large cap structured equity portfolios

Steven G. Lee	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2014; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Analyst in the U.S. Equity Research Group responsible for covering the autos, transportation, and aerospace/defense sectors; Transitioning to a portfolio management role in the U.S. Disciplined Equity Team

The following replaces the information in the Statement of Additional Information under the section entitled “Appendix B – Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”)”:

Transamerica Multi-Managed Balanced VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Aryeh Glatter	6	$2.53 billion	1	$71 million	3	$1.27 million
Steven G. Lee	0	$0	0	$0	0	$0
Tim Snyder, CFA	4	$744 million	0	$0	5	$640 million
Raffaele Zingone, CFA	8	$4.70 billion	4	$998 million	11	$5.16 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Aryeh Glatter	0	$0	0	$0	0	$0
Steven G. Lee	0	$0	0	$0	0	$0
Tim Snyder, CFA	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	0	$0	0	$0	2	$5.24 billion

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